Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - Hedges of net investment in foreign operations [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of foreign currency denominated financial liabilities		¥ 208,294
Gain (loss) on hedge ineffectiveness	¥ 0	¥ 0